Reconciliation of Changes in Fair Value of Financial Assets and Liabilities Classified As Level 3 in Fair Value Hierarchy (Detail) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Derivative liabilities - beginning balance	$ 1,817,100	$ 2,305,770
Additions	101,985	544,034
Reductions	0	0
Change in fair value	(1,591,424)	(1,032,704)
Derivative liabilities - ending balance	327,661	1,817,100
Realized and unrealized gain (loss) on derivatives, net, included in earnings for the period ended January 31, 2013 and 2012	$ 1,591,424	$ 1,032,704